Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings and Long-Term Debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans:
with a weighted-average interest rate of 3.98%	89,878
with a weighted-average interest rate of 3.89%		77,894
Secured call money:
with a weighted-average interest rate of 0.11%	10,000
with a weighted-average interest rate of 0.11%		10,000

	99,878	87,894

At March 31, 2013, certain subsidiaries in the Financial Services segment pledged as collateral securities investments with a book value of 10,543 million yen for 10,000 million yen of call money. In addition, marketable securities and securities investments with an aggregate book value of 67,660 million yen were pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks:
Due 2012 to 2024, with interest rates ranging from 0.23% to 4.50% per annum	564,275
Due 2013 to 2024, with interest rates ranging from 0.37% to 5.10% per annum		567,952
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,999
Unsecured 1.52% bonds, due 2013, net of unamortized discount	35,000
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,993	29,995
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,997	24,998
Unsecured 0.95% bonds, due 2012	60,000
Unsecured 1.40% bonds, due 2013 Unsecured 1.30% bonds, due 2014	10,700 110,000	10,700 110,000
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018 Unsecured 2.00% bonds, due 2018	16,300	10,000 16,300
Unsecured 2.07% bonds, due 2019 Unsecured 1.41% bonds, due 2022	50,000 10,000	50,000 10,000
Unsecured zero coupon convertible bonds, due 2017		150,000
Capital lease obligations and other:
Due 2012 to 2026, with interest rates ranging from 0.03% to 8.74% per annum	49,754
Due 2013 to 2026, with interest rates ranging from 0.28% to 7.77% per annum		44,125
Guarantee deposits received	16,691	15,646

	1,072,709	1,094,716
Less — Portion due within one year	310,483	156,288

	762,226	938,428

In March 2012, Sony executed a 1,365 million U.S. dollar unsecured bank loan with a group of lenders having six to ten year maturity terms in connection with acquiring Ericsson’s 50% equity interest in Sony Ericsson. This bank loan utilizes the Japan Bank for International Cooperation (“JBIC”) Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies as one of countermeasures against yen appreciation. Of the 1,365 million U.S. dollar loan, 60% or 819 million U.S. dollars is from the JBIC Facility and 40% or 546 million U.S. dollars is from private banks. The terms of this U.S. dollar loan agreement require accelerated repayment of the loan if Sony Corporation or its wholly-owned subsidiaries discontinue the business of mobile devices featuring telephone functionality.

In November 2012, Sony issued 150,000 million yen of Zero Coupon Convertible Bonds due 2017 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from December 14, 2012 to November 16, 2017. The initial conversion price is 957 yen per common share. Aside from the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula which is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 870 yen to 957 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. The bondholders may require Sony to redeem the Zero Coupon Convertible Bonds on or after a reduction in the conversion price is triggered at 100% of its principal amount, together with a redemption premium which begins at 2.5% of the principal amount and ends at zero, amortized on a straight-line basis over the term of the Zero Coupon Convertible Bonds. In addition, Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount after November 30, 2015, if the closing sales prices per share of Sony’s common stock on the Tokyo Stock Exchange on 20 consecutive trading days are 130% or more of the conversion price, or at any time if less than 10% of the original issuance is outstanding. Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting purposes. There are no significant adverse debt covenants related to the Zero Coupon Convertible Bonds, although there are certain cross-default provisions.

There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2014	156,288
2015	213,369
2016	98,198
2017	158,464
2018	263,347
Later years	205,050

Total	1,094,716

At March 31, 2013, Sony had unused committed lines of credit amounting to 832,156 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2013, Sony has commercial paper programs, the size of which was 782,150 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.